Share capital	6 Months Ended
Jun. 30, 2025
Share capital

13. Share capital:

(a) Issued:

	June 30, 2025		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	53,618,357	$213,528	41,535,755	$209,296
Private placement	5,502,108	8,692	7,466,568	2,445
Issuance costs	-	(1,072)	329,899	(254)
Exercise of warrants	109,545	75	4,286,135	2,041
Balance, end of period:	59,230,010	$221,223	53,618,357	$213,528

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

In May 2025, 109,545 warrants were exercised for consideration of $75 and issuance costs of $2 were recorded.

In February 2025, the Company closed a “bought deal” Listed Issuer Financing Exemption offering and concurrent private placement issuing a total of 5,502,108 Class A common shares at a price of C$2.25 for aggregate gross proceeds of $8,692. The Company recorded issuance costs of $1,070, including 330,126 warrants. The warrants were valued at $267 using the Black-Scholes pricing model with the following main assumptions: share price - C$2.01 - C$2.51, volatility – 75.95%- 76.58%, risk free rate – 4.5%, dividend 0%.

During the fourth quarter of 2024, 3,736,400 warrants were exercised for consideration of $1,785 and issuance costs of $15 were recorded.

During the third quarter of 2024, the Company completed a private placement resulting in the issuance of 7,346,568 Class A common shares at a price of C$0.45 per common share for aggregate gross proceeds of $2,408. The Company recorded issuance costs of $213, including 329,899 Class A common shares issued as finder’s fees. Also, 228,000 warrants were exercised for consideration of $101 during the quarter ended September 30, 2024.

During the first quarter of 2024, 321,735 warrants were exercised for consideration of $155.

On January 4, 2024, the Company completed a private placement resulting in the issuance of 120,000 Units for aggregate consideration of $37. Each Unit had a purchase price of C$0.50 and consisted of one Class A common share of the Corporation and one Class A common share purchase warrant. Each warrant entitles the holder to purchase one Class A common share at a purchase price of US$0.60 per share for a period of two years from the issue date. The total consideration received was allocated to Share Capital and Warrants on a relative fair value basis. The fair value of the warrants was determined using the Black-Scholes pricing model based on the risk-free rate of 3.80%, average expected warrant life of 2 years, share price estimated volatility of 79% and expected dividend payments of Nil. The Company recorded non-cash issuance costs related to this award based on the fair value of the award at the date of the closing of $10, bringing the total costs of the issuance to $26.

(b) Contributed surplus:

	June 30,	December 31,
	2025	2024

Balance, beginning of period	$28,009	$26,985
Share-based compensation	72	487
Issuance costs	-	103
Exercise of warrants	-	434
RSU and options surrenders	(1,780)	-

Balance, end of period	$26,301	$28,009

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

(c) Earnings (loss) per share:

The calculation of earnings (loss) per share is based on the weighted average number of Class A common shares outstanding. Where the impact of the exercise of options or warrants is anti-dilutive, they are not included in the calculation of diluted loss per share. The Company has incurred a net loss for each period presented and the inclusion of the outstanding options and warrants in the loss per share calculation would be anti-dilutive and therefore not included in the calculation.

The underlying Class A common shares pertaining to 3,169,757 restricted share units (RSUs) and 3,653,426 outstanding warrants could potentially dilute earnings.

(d) Share option plan:

The Company established a share option plan to provide long-term incentives to attract, motivate, and retain certain key employees, officers, directors, and consultants providing services to the Company. The plan permitted granting options to purchase up to 10% of the outstanding Class A common shares of the Company. The share option plan was replaced by the Omnibus Incentive Plan at the Annual General Meeting on March 15, 2018 (see Note 13(e)), and all options issued and outstanding at that time will remain until such time they are exercised, expired, or forfeited. At June 30, 2025, no share options are issued and outstanding, and no additional options will be issued under this plan.

The following tables summarize information regarding share options outstanding:

	June 30, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding,
beginning of period	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70
Surrender	(699,442)	0.72	-	-

Options outstanding, end of period	-	$-	699,442	$0.72

Options exercisable, end of period	-	$-	699,442	$0.72

During the six months ended June 30, 2025 and 2024, the Company recognized $Nil of non-cash compensation expense related to the share option plan. In May 2025, the Company settled all vested stock options through cash payments in lieu of issuing equity instruments. The total cash paid to employees for the surrender of vested awards was $779.

(e) Omnibus Incentive Plan:

The Omnibus Incentive Plan (Omnibus Plan) was approved by the shareholders at the Annual General Meeting on March 15, 2018 and replaces the share option plan, the employee share compensation plan and the director’s share compensation plan, which provided for shares to be issued to employees and directors as compensation for services. The Omnibus Plan permits the issuance of options, stock appreciation rights, restricted share units and other share-based awards under one single plan.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

The maximum number of common shares reserved under the Omnibus Plan was 3,363,631. Any common shares reserved under the predecessor share option plan related to awards that expire or forfeit will be rolled into the Omnibus Plan. At the Annual General Meeting on June 29, 2021, shareholders approved replenishment of 997,253 Common Shares reserved for issuance under the Omnibus Plan. At the Annual General Meeting on June 29, 2023, shareholders approved replenishment of 1,300,000 Common Shares reserved for issuance under the Omnibus Plan, for a total reserve of 5,660,884. As of June 30, 2025, no share options (December 31, 2024 – 699,442) and 3,169,757 RSUs (December 31, 2024 – 3,779,623) are issued and outstanding. In addition, 872,183 Class A common shares were issued during 2018, 125,070 Class A common shares were issued during 2020, and 50,000 shares were issued during 2021 under the plan, leaving 1,443,874 awards remain available for future issuance.

The following tables summarize information regarding RSUs outstanding:

	June 30,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued	-	100,000
Forfeitures	-	(100,000)
Surrenders	(609,866)	-

RSUs outstanding, end of period	3,169,757	3,779,623

During the six months ended June 30, 2025 and 2024, no RSUs were issued. During the six months ended June 30, 2025, the Company recognized $72 (six months ended June 30, 2024 – $241) of non-cash compensation expense related to the RSUs.

In May 2025, the Company settled 609,866 vested RSUs through cash payments in lieu of issuing equity instruments. The total cash paid to employees and directors for the surrender of vested awards was $1,001.

(f) Share-based compensation expense:

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Employees	$21	$83	$37	$172
Directors and advisors	8	32	35	69

Non-cash compensation	$29	$115	$72	$241

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024